PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Assumptions Regarding Postretirement Benefits (Details)	Dec. 31, 2025	Dec. 31, 2024
Projected health care cost trend rate (pre-65)
Defined Benefit Plan Disclosure [Line Items]
Projected health care cost trend rate	6.80%	7.00%
Projected health care cost trend rate (post-65)
Defined Benefit Plan Disclosure [Line Items]
Projected health care cost trend rate	6.80%	7.00%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Ultimate trend rate	5.00%	5.00%